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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page

          Report for the Calendar Year or Quarter Ended      JUNE 30, 2005

If amended report check here:     _                     Amendment Number:

This Amendment (Check only one.)  _ is a restatement.
                                  _ adds new holding
                                      entries.


John Doerge, Jr.
________________________________________________________________________________
Name of Institutional Investment Manager

Doerge & Smith Private   3 First National, Fl 25    Chicago   IL          60602
Advisory, LLC.
________________________________________________________________________________
Business Address         (Street)                   (City)    (State)     (Zip)


13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

John Doerge, Jr.                   Designated Principal           (877) 239-4156
________________________________________________________________________________
Name                               (Title)                            (Phone)



                                        ________________________________________
                                             (Manual signature of Person Duly
                                             Authorized to Submit This Report)

                                                   3 First National, Fl 25
                                                 Chicago   IL  60602


                                        ________________________________________
                                                (Place and Date of Signing)



Report Type:

X       13F HOLDINGS REPORT.

        13F NOTICE.

        13F COMBINATION REPORT.

                             Form 13F SUMMARY PAGE



Report Summary:


Number of Other Included Managers:

Form 13F Information Table Entry Total:              54

Form 13F Information Table Value Total: $         186756.213
                                         (thousands)



List of Other Included Managers:


Name and 13F file numbers of ALL Institutional  Investment Managers with respect
to which this schedule is filed (other than the one filing this report):   (List
in alphabetical order).


(If there are no entries in this list, state "NONE" and omit the column headings and list entries .)

13F File Numbers will be assigned to Institutional   Investment Managers after
they file their first report.


   13F File No.: Name:                     13F File No.: Name:
   _____________ _____________________     _____________ _____________________
1.                                      6.
   _____________ _____________________     _____________ _____________________
2.                                      7.
   _____________ _____________________     _____________ _____________________
3.                                      8.
   _____________ _____________________     _____________ _____________________
4.                                      9.
   _____________ _____________________     _____________ _____________________
5.                                      10.
   _____________ _____________________     _____________ _____________________

                                                      FORM 13F INFORMATION TABLE

COLUMN 1       COLUMN 2   COLUMN 3      COLUMN 4                 COLUMN 5           COL 6      COL 7       COLUMN 8
Name of Issuer   Title     Cusip         VALUE             SHRS OR       SH/  PUT/  Invstmt    Other      VOTING AUTHORITY
                 of Class               (X$1000)           PRN AMT       PRN  CALL  Dscretn    Mngrs   Sole        Shared     None
AMB PROPERTY CO  COM     00163T109          152.005           3500       SH         SOLE        00        3500
ALBERTO CULVER   COM     013068101         7894.033         182184       SH         SOLE        00      182184
ALEXANDRIA REAL  COM     015271109          159.754           2175       SH         SOLE        00        2175
AMERICAN INTL G  COM     026874107         7165.299         123327       SH         SOLE        00      123327
ARCHSTONE SMITH  COM     039583109          154.480           4000       SH         SOLE        00        4000
BP PLC           SPONSO  055622104          108.541           1740       SH         SOLE        00        1740
BED BATH & BEYO  COM     075896100         9250.426         221408       SH         SOLE        00      221408
BOSTON PROPERTI  COM     101121101          157.500           2250       SH         SOLE        00        2250
BRISTOL MYERS S  COM     110122108          174.860           7000       SH         SOLE        00        7000
CAMDEN PPTY TR   SH BEN  133131102          118.250           2200       SH         SOLE        00        2200
CISCO SYS INC    COM     17275R102         7240.875         378905       SH         SOLE        00      378905
CITIGROUP INC    COM     172967101         8431.196         182375       SH         SOLE        00      182375
COACH INC        COM     189754104        11430.921         340510       SH         SOLE        00      340510
CONSOLIDATED ED  COM     209115104           46.840           1000       SH         SOLE        00        1000
COUSINS PPTYS I  COM     222795106          162.690           5500       SH         SOLE        00        5500
DELL INC         COM     24702R101         9157.628         231780       SH         SOLE        00      231780
DEVELOPERS DIVE  COM     251591103          147.072           3200       SH         SOLE        00        3200
DUKE REALTY COR  COM NE  264411505          150.385           4750       SH         SOLE        00        4750
E M C CORP MASS  COM     268648102        10120.174         738160       SH         SOLE        00      738160
EBAY INC         COM     278642103         6622.598         200624       SH         SOLE        00      200624
EQUITY OFFICE P  COM     294741103          145.640           4400       SH         SOLE        00        4400
EQUITY ONE       COM     294752100          131.660           5800       SH         SOLE        00        5800
EQUITY RESIDENT  SH BEN  29476L107          149.121           4050       SH         SOLE        00        4050
ESSEX PPTY TR I  COM     297178105          143.279           1725       SH         SOLE        00        1725
EXXON MOBIL COR  COM     30231G102          218.386           3800       SH         SOLE        00        3800
FIRST DATA CORP  COM     319963104         7642.776         190403       SH         SOLE        00      190403
GENENTECH INC    COM NE  368710406        13326.881         166005       SH         SOLE        00      166005
GENERAL ELEC CO  COM     369604103         8899.714         256846       SH         SOLE        00      256846
GUIDANT CORP     COM     401698105           26.920            400       SH         SOLE        00         400
ISTAR FINL INC   COM     45031U101          145.565           3500       SH         SOLE        00        3500
ILLINOIS TOOL W  COM     452308109         3811.094          47830       SH         SOLE        00       47830
INTEL CORP       COM     458140100         8097.233         310715       SH         SOLE        00      310715
INTERNET HOLDRS  DEPOSI  46059W102            5.417            100       SH         SOLE        00         100
JOHNSON & JOHNS  COM     478160104         9359.480         143992       SH         SOLE        00      143992
KIMCO REALTY CO  COM     49446R109          147.275           2500       SH         SOLE        00        2500
LEE ENTERPRISES  COM     523768109          280.630           7000       SH         SOLE        00        7000
MBNA CORP        COM     55262L100         8730.429         333732       SH         SOLE        00      333732
MEDTRONIC INC    COM     585055106         8701.859         168022       SH         SOLE        00      168022
MERCK & CO INC   COM     589331107            3.080            100       SH         SOLE        00         100
MERRILL LYNCH &  COM     590188108         8171.240         148541       SH         SOLE        00      148541
MICROSOFT CORP   COM     594918104         7804.604         314195       SH         SOLE        00      314195
NEWCASTLE INVT   COM     65105M108          137.183           4550       SH         SOLE        00        4550
OPENWAVE SYS IN  COM NE  683718308            0.541             33       SH         SOLE        00          33
PEPSICO INC      COM     713448108           17.527            325       SH         SOLE        00         325
PFIZER INC       COM     717081103         6712.944         243399       SH         SOLE        00      243399
PROLOGIS         SH BEN  743410102          140.840           3500       SH         SOLE        00        3500
SCANA CORP NEW   COM     80589M102           10.678            250       SH         SOLE        00         250
SIMON PPTY GROU  COM     828806109          148.605           2050       SH         SOLE        00        2050
SYSCO CORP       COM     871829107         7461.292         206170       SH         SOLE        00      206170
TELESP CELULAR   SPON A  87952L108            2.293            537       SH         SOLE        00         537
TIM PARTICIPACO  SPONS   88706P106            2.180            138       SH         SOLE        00         138
VORNADO RLTY TR  SH BEN  929042109          140.700           1750       SH         SOLE        00        1750
WAL MART STORES  COM     931142103         7132.684         147981       SH         SOLE        00      147981
ZIMMER HLDGS IN  COM     98956P102           60.936            800       SH         SOLE        00         800